UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/16	% of fund's investments 11/30/15	% of fund's investments 5/31/15
1 - 7	56.6	49.2	39.8
8 - 30	22.5	19.7	24.0
31 - 60	11.0	22.2	11.7
61 - 90	8.1	6.7	9.2
91 - 180	1.8	2.2	14.9
>180	0.0	0.0	0.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2016
Certificates of Deposit	9.4%
Commercial Paper	3.6%
U.S. Treasury Debt	8.9%
U.S. Government Agency Debt	31.6%
Non-Negotiable Time Deposit	15.0%
Other Instruments	5.3%
Repurchase Agreements	25.7%
Net Other Assets (Liabilities)	0.5%

As of November 30, 2015
Certificates of Deposit	12.3%
U.S. Treasury Debt	9.9%
U.S. Government Agency Debt	28.8%
Non-Negotiable Time Deposit	10.9%
Other Instruments	5.2%
Repurchase Agreements	29.0%
Net Other Assets (Liabilities)	3.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016

Showing Percentage of Net Assets

Certificate of Deposit - 9.4%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 9.4%
Bayerische Landesbank
6/1/16 to 6/7/16	0.47%	$1,558,000,000	$1,558,000,000
Credit Industriel et Commercial
6/1/16	0.40	21,000,000	21,000,000
Landesbank Baden-Wuerttemberg New York Branch
6/2/16	0.43	310,000,000	310,000,000
Sumitomo Mitsui Banking Corp.
6/2/16 to 6/3/16	0.40	1,653,000,000	1,653,000,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,542,000,000)			3,542,000,000

Financial Company Commercial Paper - 3.6%
Landesbank Baden-Wurttemberg
6/3/16
(Cost $1,353,967,654)	0.43	1,354,000,000	1,353,967,654

U.S. Treasury Debt - 8.9%
U.S. Treasury Obligations - 8.9%
U.S. Treasury Bills
6/16/16 to 9/15/16	0.30 to 0.51(b)	2,727,763,000	2,726,608,207
U.S. Treasury Notes
6/30/16	0.32	609,000,000	609,569,685
TOTAL U.S. TREASURY DEBT
(Cost $3,336,177,892)			3,336,177,892

U.S. Government Agency Debt - 31.6%
Federal Agencies - 31.6%
Federal Home Loan Bank
6/2/16 to 10/27/16	0.30 to 0.52 (c)	9,985,365,000	9,982,417,632
Freddie Mac
6/14/16 to 1/13/17	0.38 to 0.52 (c)	1,921,000,000	1,920,953,161
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $11,903,370,793)			11,903,370,793

Non-Negotiable Time Deposit - 15.0%
Time Deposits - 15.0%
Barclays Bank PLC
6/1/16	0.40	1,849,283,000	1,849,283,000
Citizens Bank NA
6/3/16	0.45	253,000,000	253,000,000
Credit Agricole CIB
6/1/16	0.35	1,850,000,000	1,850,000,000
Natixis SA
6/1/16	0.29 to 0.30	1,690,000,000	1,690,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $5,642,283,000)			5,642,283,000

Other Instrument - 5.3%
Corporate Bonds - 5.3%
International Bank for Reconstruction & Development
6/1/16 to 7/7/16
(Cost $2,009,636,530)	0.30 to 0.35	2,010,000,000	2,009,636,530

Interfund Loans - 0.0%
With:
Fidelity Blue Chip Growth Fund at .52% due 6/1/16(d)		3,697,000	3,697,000
Fidelity Japan Fund at .52% due 6/1/16(d)		638,000	638,000
TOTAL INTERFUND LOANS
(Cost $4,335,000)			4,335,000

U.S. Government Agency Repurchase Agreement - 6.8%
	Maturity Amount	Value
In a joint trading account at:
0.27% dated 5/31/16 due 6/1/16 (Collateralized by U.S. Government Obligations) #	$425,423,191	$425,420,000
0.3% dated 5/31/16 due 6/1/16 (Collateralized by U.S. Government Obligations) #	2,131,819,945	2,131,802,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,557,222,000)		2,557,222,000

U.S. Treasury Repurchase Agreement - 15.9%
With:
Commerz Markets LLC at 0.4%, dated 5/31/16 due 6/1/16 (Collateralized by US Treasury Obligations valued at $566,103,733, 0.00% - 1.38%, 4/27/17 - 5/31/21)	555,006,167	555,000,000
Federal Reserve Bank of New York at 0.25%, dated 5/31/16 due 6/1/16 (Collateralized by US Treasury Obligations valued at $5,452,037,951, 1.25% - 8.13%, 10/31/18 - 5/15/21)	5,452,037,861	5,452,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $6,007,000,000)		6,007,000,000

Other Repurchase Agreement - 3.0%
Other Repurchase Agreement - 3.0%
With:
Citigroup Global Markets, Inc. at 1.59%, dated 2/1/16 due 9/1/16 (Collateralized by Corporate Obligations valued at $193,566,653, 0.00% - 5.88%, 5/10/36 - 11/13/48) (c)(e)	181,688,984	180,000,000
J.P. Morgan Clearing Corp. at 1.28%, dated 5/3/16 due 8/29/16 (Collateralized by Equity Securities valued at $178,362,593)(c)(e)	165,059,101	164,000,000
J.P. Morgan Securities, LLC at 1.28%, dated 3/2/16 due 8/29/16 (Collateralized by Mortgage Loan Obligations valued at $166,855,261, 0.20% - 6.18%, 10/5/28 - 2/12/51)(c)(e)	154,989,180	154,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.3%, dated 5/19/16 due 8/18/16 (Collateralized by Equity Securities valued at $243,114,075)	225,739,375	225,000,000
1.33%, dated 5/26/16 due 8/24/16 (Collateralized by Equity Securities valued at $433,176,003)	402,333,325	401,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,124,000,000)		1,124,000,000
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $37,479,992,869)		37,479,992,869
NET OTHER ASSETS (LIABILITIES) - 0.5%		185,917,725
NET ASSETS - 100%		$37,665,910,594

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $1,308,748,454 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $1,309,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Loan is with an affiliated fund.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$425,420,000 due 6/01/16 at 0.27%
HSBC Securities (USA), Inc.	$425,420,000
$425,420,000
$2,131,802,000 due 6/01/16 at 0.30%
Citibank NA	$444,544,585
Merrill Lynch, Pierce, Fenner & Smith, Inc.	311,335,911
Societe Generale	464,605,104
Wells Fargo Bank NA	511,226,273
Wells Fargo Securities LLC	400,090,127
$2,131,802,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $9,688,222,000) — See accompanying schedule: Unaffiliated issuers (cost $37,475,657,869)	$37,475,657,869
Other affiliated issuers (cost $4,335,000)	4,335,000
Total Investments (cost $37,479,992,869)		$37,479,992,869
Cash		1,501,022,341
Interest receivable		6,846,296
Other affiliated receivables		63
Other receivables		234,305
Total assets		38,988,095,874
Liabilities
Distributions payable	$12,904,530
Payable for reverse repurchase agreement	1,309,000,000
Other payables and accrued expenses	280,750
Total liabilities		1,322,185,280
Net Assets		$37,665,910,594
Net Assets consist of:
Paid in capital		$37,666,172,986
Distributions in excess of net investment income		(58,096)
Accumulated undistributed net realized gain (loss) on investments		(204,296)
Net Assets, for 37,658,518,939 shares outstanding		$37,665,910,594
Net Asset Value, offering price and redemption price per share ($37,665,910,594 ÷ 37,658,518,939 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2016
Investment Income
Interest (including $240,488 from affiliated interfund lending)		$97,928,462
Expenses
Custodian fees and expenses	$242,601
Independent trustees' fees and expenses	150,474
Interest	1,397
Total expenses before reductions	394,472
Expense reductions	(150,474)	243,998
Net investment income (loss)		97,684,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,829
Total net realized gain (loss)		2,829
Net increase in net assets resulting from operations		$97,687,293

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2016	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,684,464	$44,270,531
Net realized gain (loss)	2,829	34,328
Net increase in net assets resulting from operations	97,687,293	44,304,859
Distributions to shareholders from net investment income	(97,683,412)	(44,270,650)
Affiliated share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	328,213,886,954	347,128,945,944
Reinvestment of distributions	438	307,613
Cost of shares redeemed	(320,727,004,832)	(357,283,033,008)
Net increase (decrease) in net assets and shares resulting from share transactions	7,486,882,560	(10,153,779,451)
Total increase (decrease) in net assets	7,486,886,441	(10,153,745,242)
Net Assets
Beginning of period	30,179,024,153	40,332,769,395
End of period (including distributions in excess of net investment income of $58,096 and distributions in excess of net investment income of $59,148, respectively)	$37,665,910,594	$30,179,024,153

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Cash Central Fund

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	.001	.002	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.003	.001	.001	.002	.001
Distributions from net investment income	(.003)	(.001)	(.001)	(.002)	(.001)
Total distributions	(.003)	(.001)	(.001)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.27%	.13%	.10%	.17%	.13%
Ratios to Average Net AssetsC
Expenses before reductionsD	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyD	-%	-%	-%	-%	-%
Expenses net of all reductionsD	-%	-%	-%	-%	-%
Net investment income (loss)	.28%	.13%	.10%	.17%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$37,665,911	$30,179,024	$40,332,769	$45,952,520	$41,844,467

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 D Amount represents less than .005%

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2016

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$37,479,992,869

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$176,209
Capital loss carryforward	$(204,296)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(204,296)

The tax character of distributions paid was as follows:

	May 31, 2016	May 31, 2015
Ordinary Income	$97,683,412	$ 44,270,650

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $211,966,667 and the weighted average interest rate was .01% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$15,013,423.45%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $150,474.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were owners of record of all the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Cash Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 14, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Murray oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), and Vice President of Finance and Administration for Michigan State University (1998-1999). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.0007%	$1,000.00	$1,001.90	$--C
Hypothetical-D		$1,000.00	$1,025.00	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C Amount represents less than $.005.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 29.82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $58,069,571 of distributions paid during the period January 1, 2016 to May 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
John Engler
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Albert R. Gamper, Jr.
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Robert F. Gartland
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Abigail P. Johnson
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Arthur E. Johnson
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Michael E. Kenneally
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
James H. Keyes
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Marie L. Knowles
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Geoffrey A. Von Kuhn
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TCC-ANN-0716
1.743118.116

Fidelity® Securities Lending Cash Central Fund Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/16	% of fund's investments 11/30/15	% of fund's investments 5/31/15
1 - 7	36.5	51.2	46.6
8 - 30	32.9	17.8	20.2
31 - 60	14.9	14.7	3.8
61 - 90	13.9	12.0	12.2
91 - 180	1.8	4.3	17.0
> 180	0.0	0.0	0.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2016
Certificates of Deposit	14.0%
U.S. Treasury Debt	8.7%
U.S. Government Agency Debt	46.0%
Non-Negotiable Time Deposit	17.8%
Other Instruments	5.7%
Repurchase Agreements	8.6%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of November 30, 2015
Certificates of Deposit	14.9%
U.S. Treasury Debt	1.0%
U.S. Government Agency Debt	30.6%
Non-Negotiable Time Deposit	5.1%
Other Instruments	5.0%
Repurchase Agreements	40.0%
Net Other Assets (Liabilities)	3.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016

Showing Percentage of Net Assets

Certificate of Deposit - 14.0%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 14.0%
Bayerische Landesbank
6/1/16 to 6/7/16	0.47%	$942,000,000	$942,000,000
Credit Industriel et Commercial
6/1/16	0.40	13,000,000	13,000,000
Landesbank Baden-Wuerttemberg New York Branch
6/1/16 to 6/2/16	0.43	1,027,000,000	1,027,000,000
Sumitomo Mitsui Banking Corp.
6/16/16 to 6/20/16	0.72	1,084,000,000	1,084,000,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,066,000,000)			3,066,000,000

U.S. Treasury Debt - 8.7%
U.S. Treasury Obligations - 8.7%
U.S. Treasury Bills
6/16/16 to 9/15/16	0.30 to 0.51 (b)	1,515,897,000	1,515,460,487
U.S. Treasury Notes
6/30/16	0.32	379,000,000	379,354,533
TOTAL U.S. TREASURY DEBT
(Cost $1,894,815,020)			1,894,815,020

U.S. Government Agency Debt - 46.0%
Federal Agencies - 46.0%
Federal Home Loan Bank
6/2/16 to 11/14/16	0.30 to 0.52 (c)	8,567,000,000	8,563,586,831
Freddie Mac
6/14/16 to 1/13/17	0.38 to 0.52 (c)	1,489,000,000	1,488,969,488
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $10,052,556,319)			10,052,556,319

Non-Negotiable Time Deposit - 17.8%
Time Deposits - 17.8%
Barclays Bank PLC
6/1/16	0.40	1,095,000,000	1,095,000,000
Citizens Bank NA
6/3/16	0.45	154,000,000	154,000,000
Credit Agricole CIB
6/1/16	0.35	1,095,000,000	1,095,000,000
Natixis SA
6/1/16	0.30	1,095,000,000	1,095,000,000
Skandinaviska Enskilda Banken AB
6/1/16	0.28	437,000,000	437,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,876,000,000)			3,876,000,000

Other Instrument - 5.7%
Corporate Bonds - 5.7%
International Bank for Reconstruction & Development
6/1/16 to 7/7/16
(Cost $1,239,769,151)	0.30 to 0.35	1,240,000,000	1,239,769,151

U.S. Government Agency Repurchase Agreement - 2.1%
	Maturity Amount	Value
In a joint trading account at:
0.28% dated 5/31/16 due 6/1/16 (Collateralized by U.S. Government Obligations) #	$250,272,975	$250,271,000
0.3% dated 5/31/16 due 6/1/16 (Collateralized by U.S. Government Obligations) #	200,097,684	200,096,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $450,367,000)		450,367,000

U.S. Treasury Repurchase Agreement - 1.5%
With Commerz Markets LLC at 0.4%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $334,561,110, 2.38% - 2.75%, 2/15/19 - 8/15/24)
(Cost $328,000,000)	328,003,644	328,000,000

Other Repurchase Agreement - 5.0%
Other Repurchase Agreement - 5.0%
With:
J.P. Morgan Clearing Corp. at 1.28%, dated 5/3/16 due 8/29/16 (Collateralized by Equity Securities valued at $271,894,159) (c)(d)	251,614,484	250,000,000
J.P. Morgan Securities, LLC at:
1.28%, dated 3/2/16 due 8/29/16 (Collateralized by Mortgage Loan Obligations valued at $48,757,141, 5.60%, 1/15/49)(c)(d)	45,289,046	45,000,000
1.29%, dated 5/18/16 due 8/29/16 (Collateralized by Mortgage Loan Obligations valued at $132,902,798, 0.26% - 6.48%, 7/05/19 - 2/15/51)(c)(d)	123,791,013	123,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.33%, dated 5/26/16 due 8/24/16 (Collateralized by U.S. Treasury Obligations valued at $558,130,112, 0.00% - 14.00%, 6/02/16 - 2/15/46)	542,798,825	541,000,000
1.35%, dated 5/13/16 due 8/11/16 (Collateralized by Commercial Paper valued at $45,182,170, 6/01/16 - 6/28/16)	43,145,125	43,000,000
Wells Fargo Securities, LLC at 1.37%, dated 4/22/16 due 7/21/16 (Collateralized by Corporate Obligations valued at $108,164,401, 0.00% - 7.50%, 12/01/16 - 12/15/43)	100,342,500	100,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,102,000,000)		1,102,000,000
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $22,009,507,490)		22,009,507,490
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(168,464,274)
NET ASSETS - 100%		$21,841,043,216

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $776,850,974 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $777,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$250,271,000 due 6/01/16 at 0.28%
Bank of Nova Scotia	$175,691,000
HSBC Securities (USA), Inc.	74,580,000
$250,271,000
$200,096,000 due 6/01/16 at 0.30%
Citibank NA	41,726,011
Merrill Lynch, Pierce, Fenner & Smith, Inc.	29,222,728
Societe Generale	43,608,939
Wells Fargo Bank NA	47,984,912
Wells Fargo Securities LLC	37,553,410
$200,096,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $1,880,367,000) — See accompanying schedule: Unaffiliated issuers (cost $22,009,507,490)		$22,009,507,490
Cash		1,000,698,255
Interest receivable		6,774,819
Other receivables		135,144
Total assets		23,017,115,708
Liabilities
Payable for investments purchased	$389,905,967
Payable for fund shares redeemed	1
Distributions payable	8,998,164
Payable for reverse repurchase agreement	777,000,000
Other payables and accrued expenses	168,360
Total liabilities		1,176,072,492
Net Assets		$21,841,043,216
Net Assets consist of:
Paid in capital		$21,842,055,269
Undistributed net investment income		598
Accumulated undistributed net realized gain (loss) on investments		(1,012,651)
Net Assets, for 21,838,551,424 shares outstanding		$21,841,043,216
Net Asset Value, offering price and redemption price per share ($21,841,043,216 ÷ 21,838,551,424 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2016
Investment Income
Interest		$71,991,053
Expenses
Custodian fees and expenses	$173,529
Independent trustees' fees and expenses	104,110
Total expenses before reductions	277,639
Expense reductions	(104,112)	173,527
Net investment income (loss)		71,817,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(696)
Total net realized gain (loss)		(696)
Net increase in net assets resulting from operations		$71,816,830

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2016	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,817,526	$30,183,613
Net realized gain (loss)	(696)	53,112
Net increase in net assets resulting from operations	71,816,830	30,236,725
Distributions to shareholders from net investment income	(71,816,888)	(30,181,441)
Affiliated share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	116,988,177,065	111,414,515,408
Cost of shares redeemed	(120,731,586,343)	(109,863,635,201)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,743,409,278)	1,550,880,207
Total increase (decrease) in net assets	(3,743,409,336)	1,550,935,491
Net Assets
Beginning of period	25,584,452,552	24,033,517,061
End of period (including undistributed net investment income of $598 and distributions in excess of net investment income of $5, respectively)	$21,841,043,216	$25,584,452,552

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Securities Lending Cash Central Fund

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	.001	.002	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.003	.001	.001	.002	.001
Distributions from net investment income	(.003)	(.001)	(.001)	(.002)	(.001)
Total distributions	(.003)	(.001)	(.001)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.30%	.13%	.10%	.17%	.13%
Ratios to Average Net AssetsC
Expenses before reductionsD	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyD	-%	-%	-%	-%	-%
Expenses net of all reductionsD	-%	-%	-%	-%	-%
Net investment income (loss)	.30%	.13%	.10%	.16%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$21,841,043	$25,584,453	$24,033,517	$18,970,578	$15,244,675

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2016

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$22,009,507,490

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$135,775
Capital loss carryforward	$(1,012,686)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,011,990)
Total with expiration	$(1,011,990)
No expiration
Short- Term	$(696)
Total capital loss carryforward	$(1,012,686)

The tax character of distributions paid was as follows:

	May 31, 2016	May 31, 2015
Ordinary Income	$71,816,888	$ 30,181,441

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $104,110.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were owners of record of all the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Securities Lending Cash Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 14, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Murray oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), and Vice President of Finance and Administration for Michigan State University (1998-1999). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.0007%	$1,000.00	$1,002.00	$--C
Hypothetical-D		$1,000.00	$1,025.00	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C Amount represents less than $.005.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 27.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $42,494,670 of distributions paid during the period January 1, 2016 to May 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
John Engler
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Albert R. Gamper, Jr.
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Robert F. Gartland
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Abigail P. Johnson
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Arthur E. Johnson
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Michael E. Kenneally
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
James H. Keyes
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Marie L. Knowles
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Geoffrey A. Von Kuhn
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CCC-ANN-0716
1.734009.117

Fidelity® Tax-Free Cash Central Fund Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/16	% of fund's investments 11/30/15	% of fund's investments 5/31/15
1 - 7	99.7	100.0	100.0
8 - 30	0.1	0.0	0.0
31 - 60	0.2	0.0	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2016
Variable Rate Demand Notes (VRDNs)	96.4%
Tender Option Bond	3.1%
Other Municipal Security	0.4%
Net Other Assets (Liabilities)	0.1%

As of November 30, 2015
Variable Rate Demand Notes (VRDNs)	89.3%
Tender Option Bond	3.5%
Net Other Assets (Liabilities)	7.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 96.4%
	Principal Amount	Value
Alabama - 4.5%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.37% 6/1/16, VRDN (a)	$13,050,000	$13,050,000
Series 2014 B, 0.37% 6/1/16, VRDN (a)	8,300,000	8,300,000
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.4% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,900,000	9,900,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.37% 6/1/16, VRDN (a)	18,300,000	18,300,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.37% 6/1/16, VRDN (a)	15,200,000	15,200,000
		64,750,000
Alaska - 1.3%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.):
Series 1985, 0.34% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	12,100,000	12,100,000
Series 1993 B, 0.34% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,100,000	1,100,000
(ExxonMobil Proj.) Series 2001, 0.34% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	5,000,000	5,000,000
		18,200,000
Arizona - 0.7%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.37% 6/7/16, VRDN (a)	800,000	800,000
Arizona Health Facilities Auth. Rev. Series 2015 B, 0.41% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,700,000	9,700,000
		10,500,000
California - 2.6%
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Elec. Co. Proj.) Series 2009 D, 0.34% 6/1/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,075,000	6,075,000
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.39% 6/7/16, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	12,000,000	12,000,000
Richmond Wastewtr. Rev. Series 2008 A, 0.41% 6/7/16, LOC MUFG Union Bank NA, VRDN (a)	10,000,000	10,000,000
Sacramento Muni. Util. District Elec. Rev. Series 2012 L, 0.39% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,645,000	9,645,000
		37,720,000
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
0.41% 6/7/16, VRDN (a)	2,300,000	2,300,000
		3,600,000
Connecticut - 0.4%
Connecticut Hsg. Fin. Auth.:
Series 2009 A1, 0.38% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,345,000	3,345,000
Series 2009 A2, 0.38% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,900,000	2,900,000
		6,245,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 6/7/16, VRDN (a)	300,000	300,000
District Of Columbia - 2.1%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.45% 6/7/16, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.36% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	870,000	870,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2009 D1, 0.41% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	8,705,000	8,705,000
Series 2009 D2, 0.36% 6/1/16, LOC TD Banknorth, NA, VRDN (a)	13,790,000	13,790,000
		29,365,000
Florida - 10.9%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.37% 6/1/16, LOC Bank of America NA, VRDN (a)	34,615,000	34,615,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.38% 6/1/16, VRDN (a)	35,800,000	35,800,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)	4,460,000	4,460,000
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	15,850,000	15,850,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.37% 6/1/16, LOC Bank of America NA, VRDN (a)	27,750,000	27,750,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.39% 6/1/16, VRDN (a)	16,500,000	16,500,000
Miami-Dade County Series 2014 A, 0.4% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,400,000	1,400,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.4% 6/7/16, LOC Branch Banking & Trust Co., VRDN (a)	4,370,000	4,370,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A1, 0.38% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,800,000	12,800,000
Series 2009 A2, 0.4% 6/7/16, LOC Northern Trust Co., VRDN (a)	1,900,000	1,900,000
		155,445,000
Georgia - 2.7%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	1,240,000	1,240,000
Series 2005 B, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	1,875,000	1,875,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.5% 6/7/16, VRDN (a)	1,900,000	1,900,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.38% 6/1/16, VRDN (a)	2,150,000	2,150,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.44% 6/7/16, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.37% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	20,000,000	20,000,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.38% 6/7/16, LOC Branch Banking & Trust Co., VRDN (a)	5,670,000	5,670,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,400,000	3,400,000
		38,500,000
Illinois - 4.3%
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.4% 6/7/16, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	900,000	900,000
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	6,800,000	6,800,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.36% 6/1/16, LOC PNC Bank NA, VRDN (a)	7,200,000	7,200,000
Series 2010 A, 0.35% 6/1/16, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Series 2010 B, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	11,400,000	11,400,000
Series 2009 A, 0.4% 6/7/16, LOC BMO Harris Bank NA, VRDN (a)	10,815,000	10,815,000
Illinois Gen. Oblig.:
Series 2003 B, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,700,000	2,700,000
Series 2003 B3, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.41% 6/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	3,600,000	3,600,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	12,790,000	12,790,000
		60,805,000
Indiana - 2.4%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,270,000	1,270,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.35% 6/1/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	7,940,000	7,940,000
Series 2005, 0.47% 6/7/16, LOC Rabobank Nederland New York Branch, VRDN (a)	7,140,000	7,140,000
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,740,000	3,740,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2016 B, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,825,000	10,825,000
		34,415,000
Iowa - 2.0%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.42% 6/7/16, VRDN (a)	18,325,000	18,325,000
Iowa Higher Ed. Ln. Auth. Rev.:
(Des Moines Univ. Proj.) 0.35% 6/1/16, LOC BMO Harris Bank NA, VRDN (a)	4,570,000	4,570,000
(Univ. of Dubuque Proj.):
Series 2004, 0.38% 6/1/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,925,000	1,925,000
Series 2007, 0.38% 6/1/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,000,000	4,000,000
		28,820,000
Kansas - 0.7%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,865,000	7,865,000
		9,865,000
Kentucky - 0.8%
Louisville & Jefferson County Series 2011 B, 0.35% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	12,000,000	12,000,000
Louisiana - 4.2%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.34% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,000,000	1,000,000
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	900,000	900,000
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.34% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	17,870,000	17,870,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.4% 6/7/16, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.35% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	2,800,000	2,800,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2007 A, 0.37% 6/1/16, VRDN (a)	5,000,000	5,000,000
Series 2009 A, 0.39% 6/7/16, VRDN (a)	17,400,000	17,400,000
(C-Port LLC Proj.) Series 2008, 0.45% 6/7/16, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.37% 6/1/16, VRDN (a)	7,500,000	7,500,000
		59,670,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Rev. (New England Deaconess Assoc. Proj.) Series 2011 B, 0.42% 6/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	580,000	580,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.41% 6/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,835,000	3,835,000
		4,415,000
Minnesota - 1.1%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.39% 6/7/16, LOC Freddie Mac, VRDN (a)	3,000,000	3,000,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.35% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	11,915,000	11,915,000
		14,915,000
Mississippi - 3.6%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.35% 6/1/16, VRDN (a)	7,000,000	7,000,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.34% 6/1/16, VRDN (a)	1,750,000	1,750,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.35% 6/1/16 (Chevron Corp. Guaranteed), VRDN (a)	17,090,000	17,090,000
Series 2007 C, 0.35% 6/1/16 (Chevron Corp. Guaranteed), VRDN (a)	12,650,000	12,650,000
Series 2011 G, 0.35% 6/1/16, VRDN (a)	6,000,000	6,000,000
0.34% 6/1/16, VRDN (a)	6,300,000	6,300,000
		50,790,000
Missouri - 6.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,300,000	4,300,000
(Saint Louis Univ. Proj.):
Series 1999 B, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	19,825,000	19,825,000
Series 2008 A1, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	5,200,000	5,200,000
Series 2008 A2, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	6,730,000	6,730,000
Series 2008 B1, 0.37% 6/1/16, LOC Barclays Bank PLC, VRDN (a)	3,500,000	3,500,000
Series 2008 B2, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	2,495,000	2,495,000
(Washington Univ. Proj.) Series 2003 B, 0.34% 6/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	11,085,000	11,085,000
Series 2011 B, 0.35% 6/1/16, LOC Northern Trust Co., VRDN (a)	1,700,000	1,700,000
Series 2012, 0.35% 6/1/16, LOC PNC Bank NA, VRDN (a)	7,355,000	7,355,000
Series 2013 B, 0.35% 6/1/16, LOC Bank of America NA, VRDN (a)	2,335,000	2,335,000
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	22,250,000	22,250,000
		86,775,000
New York - 24.4%
New York City Gen. Oblig.:
Series 2004 H1, 0.35% 6/1/16, LOC Bank of New York, New York, VRDN (a)	2,625,000	2,625,000
Series 2006 H1, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,000,000	5,000,000
Series 2006 I5, 0.35% 6/1/16 (Liquidity Facility Bank of New York, New York), VRDN (a)	5,900,000	5,900,000
Series 2006 I6, 0.35% 6/1/16 (Liquidity Facility Bank of New York, New York), VRDN (a)	2,000,000	2,000,000
Series 2006 I8, 0.35% 6/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	5,400,000	5,400,000
Series 2008 J6, 0.39% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,200,000	4,200,000
Series 2008 L4, 0.35% 6/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	7,905,000	7,905,000
Series 2008 L5, 0.38% 6/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	12,100,000	12,100,000
Series 2013 A2, 0.39% 6/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,700,000	3,700,000
Series 2014 D3, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,230,000	9,230,000
Series 2015 F5, 0.36% 6/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,100,000	11,100,000
Series 2015 F6, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,100,000	3,100,000
Series 2104 1, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,350,000	3,350,000
Series D5, 0.36% 6/1/16, LOC PNC Bank NA, VRDN (a)	15,750,000	15,750,000
Series H2, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,130,000	6,130,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F2, 0.35% 6/1/16 (Liquidity Facility Citibank NA), VRDN (a)	1,350,000	1,350,000
Series 2006 AA, 0.37% 6/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	11,000,000	11,000,000
Series 2006 AA-1B, 0.37% 6/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,525,000	1,525,000
Series 2009 BB1, 0.39% 6/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,390,000	16,390,000
Series 2009 BB2, 0.4% 6/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	19,770,000	19,770,000
Series 2011 DD-1, 0.34% 6/1/16 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,500,000	2,500,000
Series 2014 AA:
0.34% 6/1/16 (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,400,000	3,400,000
0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,000,000	4,000,000
0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,200,000	2,200,000
0.38% 6/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,750,000	5,750,000
Series 2014 BB1, 0.38% 6/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	1,500,000	1,500,000
Series 2015 BB, 0.37% 6/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,100,000	3,100,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.39% 6/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	8,600,000	8,600,000
Series 2003 C1, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,515,000	4,515,000
Series 2003 C4, 0.38% 6/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,450,000	8,450,000
Series 2013 A5, 0.35% 6/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	15,900,000	15,900,000
Series 2013 C4, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,400,000	2,400,000
Series 2014 D4, 0.36% 6/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,310,000	7,310,000
Series 2015 E4:
0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
0.38% 6/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	11,900,000	11,900,000
Series 2016 E4, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000,000	3,000,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 A, 0.37% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	7,600,000	7,600,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 0.39% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,500,000	1,500,000
Series 2009 B, 0.39% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,040,000	8,040,000
Series 2013 A:
0.38% 6/1/16, LOC PNC Bank NA, VRDN (a)	22,260,000	22,260,000
0.4% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	14,730,000	14,730,000
Series 2014 A, 0.38% 6/1/16, LOC PNC Bank NA, VRDN (a)	11,220,000	11,220,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.38% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	43,560,000	43,560,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.39% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,495,000	6,495,000
		348,455,000
North Carolina - 3.7%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2005 C, 0.33% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,440,000	3,440,000
Series 2007 E, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	12,100,000	12,100,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	17,040,000	17,040,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,285,000	9,285,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.43% 6/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	3,200,000	3,200,000
Wake County Gen. Oblig. Series 2003 C, 0.36% 6/7/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	6,150,000	6,150,000
		52,515,000
Ohio - 3.5%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2010 C, 0.37% 6/1/16, LOC MUFG Union Bank NA, VRDN (a)	24,600,000	24,600,000
Series 2012 B, 0.42% 6/7/16, VRDN (a)	3,800,000	3,800,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.37% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	3,725,000	3,725,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.34% 6/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	18,000,000	18,000,000
		50,125,000
Oregon - 0.9%
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,990,000	12,990,000
Pennsylvania - 1.2%
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	5,580,000	5,580,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	1,815,000	1,815,000
Allegheny County Indl. Dev. Auth. Rev. (Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.42% 6/7/16, LOC PNC Bank NA, VRDN (a)	1,680,000	1,680,000
Haverford Township School District Series 2009, 0.41% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	6,735,000	6,735,000
Somerset County Gen. Oblig. Series 2009 C, 0.42% 6/7/16, LOC PNC Bank NA, VRDN (a)	735,000	735,000
		16,545,000
Rhode Island - 0.2%
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.34% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,300,000	2,300,000
South Carolina - 0.7%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.4% 6/1/16, VRDN (a)	2,500,000	2,500,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,980,000	4,980,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.38% 6/7/16, LOC Branch Banking & Trust Co., VRDN (a)	1,500,000	1,500,000
		10,380,000
Tennessee - 2.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	1,305,000	1,305,000
Series 2005, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	1,400,000	1,400,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	6,695,000	6,695,000
Series 2004, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	6,735,000	6,735,000
Series 2006, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	15,805,000	15,805,000
		35,140,000
Texas - 6.6%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Mermann Health Sys. Proj.) Series 2013 C, 0.41% 6/7/16, VRDN (a)	14,900,000	14,900,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.35% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	5,005,000	5,005,000
Series 2008 B1, 0.35% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	11,290,000	11,290,000
Series 2008 B2, 0.35% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev.:
(Exxon Corp.) Series 1984, 0.34% 6/1/16, VRDN (a)	5,400,000	5,400,000
0.34% 6/1/16, VRDN (a)	4,000,000	4,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.53% 6/1/16, VRDN (a)	500,000	500,000
Series 2010 B, 0.53% 6/1/16, VRDN (a)	300,000	300,000
Series 2010 C, 0.52% 6/1/16, VRDN (a)	1,000,000	1,000,000
Series 2010 D, 0.52% 6/1/16, VRDN (a)	2,125,000	2,125,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.43% 6/7/16 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 0.43% 6/7/16 (Total SA Guaranteed), VRDN (a)	5,800,000	5,800,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.35% 6/1/16, VRDN (a)	10,000,000	10,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.37% 6/1/16, LOC TD Banknorth, NA, VRDN (a)	12,970,000	12,970,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, 0.36% 6/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	16,700,000	16,700,000
		93,990,000
Utah - 0.3%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.35% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,295,000	4,295,000
Virginia - 0.8%
Loudoun County Indl. Dev. Auth. Series 2013 A, 0.37% 6/7/16, VRDN (a)	6,335,000	6,335,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.35% 6/1/16, LOC Bank of New York, New York, VRDN (a)	4,990,000	4,990,000
		11,325,000
Washington - 0.2%
Vancouver Hsg. Auth. Rev. Series 2008, 0.37% 6/7/16, LOC Freddie Mac, VRDN (a)	2,155,000	2,155,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 0.42% 6/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	1,300,000	1,300,000
		3,455,000
Wyoming - 0.4%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.34% 6/1/16 (Chevron Corp. Guaranteed), VRDN (a)	5,510,000	5,510,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,374,120,000)		1,374,120,000

Tender Option Bond - 3.1%
California - 0.1%
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,000,000	2,000,000
Colorado - 0.3%
JPMorgan Chase Participating VRDN Series 5008, 0.4% 6/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,200,000	4,200,000
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 2861, 0.4% 6/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500,000	3,500,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,000,000	1,000,000
Mississippi - 0.3%
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,600,000	3,600,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.58% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400,000	400,000
North Carolina - 0.1%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series 15 XF0095, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,795,000	1,795,000
Texas - 0.7%
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,600,000	2,600,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.44% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,960,000	2,960,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 0.5% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
		10,560,000
Utah - 0.0%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.43% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	600,000	600,000
Washington - 1.2%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	15,275,000	15,275,000
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.45% 6/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	800,000	800,000
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.43% 6/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,023,000	1,023,000
		17,098,000
TOTAL TENDER OPTION BOND
(Cost $44,753,000)		44,753,000

Other Municipal Security - 0.4%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	500,000	500,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 7/6/16, CP mode	500,000	500,000
0.86% tender 7/7/16, CP mode	1,695,000	1,695,000
0.86% tender 7/8/16, CP mode	500,000	500,000
Series 1993 A, 0.86% tender 7/8/16, CP mode	500,000	500,000
		3,195,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.85% tender 6/3/16, CP mode	900,000	900,000
0.85% tender 6/14/16, CP mode	800,000	800,000
		1,700,000
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1986, 0.78% tender 6/14/16, CP mode	200,000	200,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $5,595,000)		5,595,000
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,424,468,000)		1,424,468,000
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,262,115
NET ASSETS - 100%		$1,425,730,115

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,900,000 or 0.7% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,424,468,000)		$1,424,468,000
Cash		49,791
Receivable for investments sold		1,200,000
Interest receivable		427,127
Other receivables		4,537
Total assets		1,426,149,455
Liabilities
Distributions payable	$414,641
Other payables and accrued expenses	4,699
Total liabilities		419,340
Net Assets		$1,425,730,115
Net Assets consist of:
Paid in capital		$1,425,730,115
Net Assets, for 1,425,706,673 shares outstanding		$1,425,730,115
Net Asset Value, offering price and redemption price per share ($1,425,730,115 ÷ 1,425,706,673 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2016
Investment Income
Interest		$1,019,095
Expenses
Custodian fees and expenses	$9,304
Independent trustees' fees and expenses	4,884
Total expenses before reductions	14,188
Expense reductions	(12,388)	1,800
Net investment income (loss)		1,017,295
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		93,695
Total net realized gain (loss)		93,695
Net increase in net assets resulting from operations		$1,110,990

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2016	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,017,295	$379,804
Net realized gain (loss)	93,695	81,663
Net increase in net assets resulting from operations	1,110,990	461,467
Distributions to shareholders from net investment income	(1,017,292)	(379,856)
Distributions to shareholders from net realized gain	(504,578)	(56,073)
Total distributions	(1,521,870)	(435,929)
Affiliated share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,044,569,000	1,385,837,300
Cost of shares redeemed	(539,891,000)	(1,420,134,000)
Net increase (decrease) in net assets and shares resulting from share transactions	504,678,000	(34,296,700)
Total increase (decrease) in net assets	504,267,120	(34,271,162)
Net Assets
Beginning of period	921,462,995	955,734,157
End of period	$1,425,730,115	$921,462,995

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Free Cash Central Fund

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	.001	.002	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	.001	.002	.001
Distributions from net investment income	(.001)	–A	(.001)	(.002)	(.001)
Distributions from net realized gain	–A	–A	–	–	–
Total distributions	(.001)	–A	(.001)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.12%	.05%	.06%	.15%	.12%
Ratios to Average Net AssetsC
Expenses before reductionsD	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyD	-%	-%	-%	-%	-%
Expenses net of all reductionsD	-%	-%	-%	-%	-%
Net investment income (loss)	.09%	.04%	.06%	.15%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,425,730	$921,463	$955,734	$1,017,680	$1,021,171

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2016

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$1,424,468,000

The tax character of distributions paid was as follows:

	May 31, 2016	May 31, 2015
Tax-exempt Income	$1,017,292	$379,856
Long-term Capital Gains	504,578	56,073
Total	$1,521,870	$ 435,929

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,884.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7,504.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 13, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Murray oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), and Vice President of Finance and Administration for Michigan State University (1998-1999). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.0008%	$1,000.00	$1,001.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2016, $92,891, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2016, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
John Engler
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Albert R. Gamper, Jr.
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Robert F. Gartland
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Abigail P. Johnson
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Arthur E. Johnson
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Michael E. Kenneally
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
James H. Keyes
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Marie L. Knowles
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Geoffrey A. Von Kuhn
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TFC-ANN-0716
1.795174.112

Fidelity® Municipal Cash Central Fund Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/16	% of fund's investments 11/30/15	% of fund's investments 5/31/15
1 - 7	98.9	99.5	100.0
8 - 30	0.4	0.5	0.0
31 - 60	0.4	0.0	0.0
91 - 180	0.3	0.0	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2016
Variable Rate Demand Notes (VRDNs)	94.6%
Tender Option Bond	4.1%
Other Municipal Security	0.8%
Net Other Assets (Liabilities)	0.5%

As of November 30, 2015
Variable Rate Demand Notes (VRDNs)	96.6%
Tender Option Bond	2.3%
Other Municipal Security	0.5%
Net Other Assets (Liabilities)	0.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 94.6%
	Principal Amount	Value
Alabama - 4.4%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.37% 6/1/16, VRDN (a)	$23,800,000	$23,800,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.75% 6/7/16, VRDN (a)(b)	2,500,000	2,500,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.42% 6/7/16, LOC Bayerische Landesbank, VRDN (a)	8,155,000	8,155,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.38% 6/1/16, VRDN (a)(b)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.38% 6/1/16, VRDN (a)(b)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.38% 6/1/16, VRDN (a)(b)	93,365,000	93,365,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.38% 6/1/16, VRDN (a)(b)	25,790,000	25,790,000
		182,610,000
Alaska - 1.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.67% 6/7/16, VRDN (a)	41,000,000	41,000,000
Series 1994 C, 0.63% 6/7/16, VRDN (a)	5,000,000	5,000,000
Series 2002, 0.6% 6/7/16, VRDN (a)	1,800,000	1,800,000
		47,800,000
Arizona - 0.6%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.37% 6/7/16, VRDN (a)	2,600,000	2,600,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.38% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,010,000	14,010,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	2,775,325	2,775,325
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.47% 6/7/16, VRDN (a)	4,000,000	4,000,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		24,385,325
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.52% 6/7/16, LOC Fannie Mae, VRDN (a)	835,000	835,000
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.75% 6/7/16, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 0.75% 6/7/16, VRDN (a)(b)	5,700,000	5,700,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.72% 6/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,400,000	5,400,000
		13,335,000
California - 1.6%
California Muni. Fin. Auth. Rev. ( Sierra Univ. Proj.) Series 2008 A, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.35% 6/1/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	37,775,000	37,775,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Coventry Place Apts. Proj.) Series 2002 JJ, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,135,000	5,135,000
California Statewide Cmntys. Dev. Auth. Rev. (The Archer School for Girls, Inc. Proj.) Series 2005, 0.4% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	380,000	380,000
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.43% 6/7/16, LOC Citibank NA, VRDN (a)(b)	6,451,000	6,451,000
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.43% 6/7/16, LOC Citibank NA, VRDN (a)(b)	3,605,000	3,605,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	1,350,000	1,350,000
(Mission Creek Cmnty. Proj.) Series B, 0.43% 6/7/16, LOC Citibank NA, VRDN (a)(b)	5,510,000	5,510,000
		65,206,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,500,000	5,500,000
Connecticut - 0.8%
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 2012 D3, 0.42% 6/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	2,150,000	2,150,000
Series 2013 B5, 0.42% 6/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	8,660,000	8,660,000
Series 2009 A2, 0.38% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,395,000	8,395,000
Series 2011 E4, 0.4% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	13,500,000	13,500,000
		32,705,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 6/7/16, VRDN (a)	1,000,000	1,000,000
District Of Columbia - 1.2%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	10,010,000	10,010,000
Metropolitan Arpts Auth. Series 2011 A:
0.41% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	3,000,000	3,000,000
0.41% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	2,300,000	2,300,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.36% 6/1/16, LOC TD Banknorth, NA, VRDN (a)	34,175,000	34,175,000
		49,485,000
Florida - 10.5%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.37% 6/1/16, LOC Bank of America NA, VRDN (a)	20,900,000	20,900,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.38% 6/1/16, VRDN (a)(b)	85,000,000	85,000,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.43% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	22,130,000	22,130,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,805,000	8,805,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.37% 6/1/16, VRDN (a)	8,635,000	8,635,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	2,650,000	2,650,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,710,000	5,710,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	12,315,000	12,315,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.37% 6/1/16, LOC Bank of America NA, VRDN (a)	61,358,000	61,358,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.37% 6/1/16, VRDN (a)	36,440,000	36,440,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.44% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	17,885,000	17,885,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.39% 6/1/16, VRDN (a)	65,100,000	65,100,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.4% 6/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	2,600,000	2,600,000
North Broward Hosp. District Rev.:
Series 2005 A, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	5,600,000	5,600,000
0.37% 6/7/16, LOC Northern Trust Co., VRDN (a)	3,165,000	3,165,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.45% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apts. Proj.) Series 2000 F, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	10,410,000	10,410,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.38% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	45,200,000	45,200,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,085,000	5,085,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,200,000	8,200,000
		438,588,000
Georgia - 2.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	8,500,000	8,500,000
Series 2005 B, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	4,845,000	4,845,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.5% 6/7/16, VRDN (a)	7,600,000	7,600,000
Bartow County Dev. Auth. Rev.:
(VMC Specialty Alloys LLC Proj.) Series 2014, 0.5% 6/7/16, LOC Comerica Bank, VRDN (a)(b)	4,435,000	4,435,000
Series 2016, 0.5% 6/7/16, LOC Comerica Bank, VRDN (a)(b)	800,000	800,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.4% 6/1/16, VRDN (a)	11,400,000	11,400,000
Series 2012, 0.41% 6/1/16, VRDN (a)(b)	6,175,000	6,175,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.4% 6/1/16, VRDN (a)	1,000,000	1,000,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.37% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	46,115,000	46,115,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.49% 6/7/16, VRDN (a)(b)	1,100,000	1,100,000
		91,970,000
Illinois - 8.4%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	1,215,000	1,215,000
Chicago Midway Arpt. Rev. Series 2014 C, 0.47% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,600,000	10,600,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,100,000	3,100,000
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	20,900,000	20,900,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.36% 6/1/16, LOC PNC Bank NA, VRDN (a)	19,800,000	19,800,000
Series 2009 E1, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	14,050,000	14,050,000
Series 2010 A, 0.35% 6/1/16, LOC Bank of America NA, VRDN (a)	36,110,000	36,110,000
Series 2010 B, 0.35% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)	12,080,000	12,080,000
Series 2011 A, 0.35% 6/1/16, LOC Bank of America NA, VRDN (a)	42,750,000	42,750,000
Illinois Gen. Oblig.:
Series 2003 B2:
0.37% 6/7/16, LOC PNC Bank NA, VRDN (a)	93,600,000	93,600,000
0.37% 6/7/16, LOC Royal Bank of Canada, VRDN (a)	47,000,000	47,000,000
Series 2003 B3, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,950,000	4,950,000
Series 2003 B6, 0.41% 6/7/16, LOC Northern Trust Co., VRDN (a)	9,000,000	9,000,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.35% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	9,800,000	9,800,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.37% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	26,815,000	26,815,000
		351,770,000
Indiana - 1.3%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.41% 6/7/16 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	3,200,000	3,200,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 6/7/16, VRDN (a)(b)	3,500,000	3,500,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,300,000	3,300,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.37% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,905,000	5,905,000
Series 2008 F, 0.37% 6/7/16, LOC Bank of New York, New York, VRDN (a)	4,650,000	4,650,000
Series 2008 J, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,547,500	7,547,500
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	18,365,000	18,365,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,290,000	4,290,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2016 B, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,310,000	4,310,000
		55,067,500
Iowa - 0.5%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.46% 6/7/16, VRDN (a)(b)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.) 0.35% 6/1/16, LOC BMO Harris Bank NA, VRDN (a)	9,670,000	9,670,000
		21,670,000
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.48% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.45% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,960,000	8,960,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,670,000	1,670,000
		17,630,000
Kentucky - 3.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.42% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,500,000	5,500,000
Series 2008 A, 0.42% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	9,347,405	9,347,405
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.44% 6/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.44% 6/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.44% 6/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.45% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.43% 6/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,200,000	3,200,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.36% 6/1/16 (United Parcel Svc. of America, Inc. Guaranteed), VRDN (a)(b)	43,520,000	43,520,000
Series 1999 B, 0.38% 6/1/16 (United Parcel Svc. of America, Inc. Guaranteed), VRDN (a)(b)	42,500,000	42,500,000
Series 1999 C, 0.36% 6/1/16 (United Parcel Svc. of America, Inc. Guaranteed), VRDN (a)(b)	42,500,000	42,500,000
		157,617,405
Louisiana - 3.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,100,000	3,100,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,265,000	6,265,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.42% 6/7/16, VRDN (a)(b)	7,000,000	7,000,000
Series 2003, 0.42% 6/7/16, VRDN (a)(b)	3,000,000	3,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.4% 6/1/16, VRDN (a)(b)	28,000,000	28,000,000
Series 1992 B, 0.37% 6/1/16, VRDN (a)	1,400,000	1,400,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.39% 6/1/16, VRDN (a)(b)	50,000,000	50,000,000
Series 1993, 0.4% 6/1/16, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.7% 6/7/16, VRDN (a)	2,900,000	2,900,000
		123,665,000
Maryland - 0.3%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	11,200,000	11,200,000
Massachusetts - 0.5%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 0.37% 6/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	22,400,000	22,400,000
Michigan - 0.1%
Michigan Fin. Auth. Rev. Series 22 A, 0.41% 6/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	2,477,000	2,477,000
Minnesota - 0.3%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	10,635,000	10,635,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
		14,035,000
Mississippi - 3.9%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.35% 6/1/16, VRDN (a)(b)	18,100,000	18,100,000
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.35% 6/1/16, VRDN (a)	29,705,000	29,705,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.35% 6/1/16 (Chevron Corp. Guaranteed), VRDN (a)	70,310,000	70,310,000
Series 2007 C, 0.35% 6/1/16 (Chevron Corp. Guaranteed), VRDN (a)	17,750,000	17,750,000
Series 2007 D, 0.35% 9/1/16 (Chevron Corp. Guaranteed), VRDN (a)	14,000,000	14,000,000
Series 2011 B, 0.35% 6/1/16, VRDN (a)	14,320,000	14,320,000
		164,185,000
Missouri - 1.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 1999 B, 0.35% 6/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	21,335,000	21,335,000
Series 2008 B1, 0.37% 6/1/16, LOC Barclays Bank PLC, VRDN (a)	30,310,000	30,310,000
Series 2011 B, 0.35% 6/1/16, LOC Northern Trust Co., VRDN (a)	2,425,000	2,425,000
Series 2012, 0.35% 6/1/16, LOC PNC Bank NA, VRDN (a)	12,975,000	12,975,000
		67,045,000
Nebraska - 0.8%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.43% 6/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	29,565,000	29,565,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.75% 6/7/16, VRDN (a)(b)	2,200,000	2,200,000
		31,765,000
Nevada - 0.8%
Clark County Arpt. Rev. Series 2008 C2, 0.42% 6/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	22,425,000	22,425,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2009 A, 0.45% 6/7/16, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
0.4% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,500,000	9,500,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.75% 6/7/16, VRDN (a)(b)	900,000	900,000
Series 2016 D, 0.75% 6/7/16, VRDN (a)(b)	1,000,000	1,000,000
Series 2016 E, 0.75% 6/7/16, VRDN (a)(b)	1,000,000	1,000,000
		35,825,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.66% 6/7/16, VRDN (a)(b)	2,700,000	2,700,000
New York - 24.5%
New York City Gen. Oblig.:
Series 2004 H4, 0.35% 6/1/16, LOC Bank of New York, New York, VRDN (a)	4,100,000	4,100,000
Series 2006 I6, 0.35% 6/1/16 (Liquidity Facility Bank of New York, New York), VRDN (a)	2,900,000	2,900,000
Series 2008 J6, 0.39% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,800,000	11,800,000
Series 2008 L5, 0.38% 6/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	56,900,000	56,900,000
Series 2012 D3A, 0.35% 6/1/16, LOC California Pub. Employees Retirement Sys., VRDN (a)	20,135,000	20,135,000
Series 2013 A2, 0.39% 6/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	92,770,000	92,770,000
Series 2013 F3, 0.38% 6/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	2,000,000	2,000,000
Series 2014 D3, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,810,000	13,810,000
Series 2015 F6, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,050,000	9,050,000
Series 2104 1, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	53,250,000	53,250,000
Series D5, 0.36% 6/1/16, LOC PNC Bank NA, VRDN (a)	36,750,000	36,750,000
Series H2, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,000,000	13,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Granite Terrace Apts. Proj.) Series A, 0.44% 6/7/16, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(La Casa del Sol Proj.) Series 2005 A, 0.43% 6/7/16, LOC Citibank NA, VRDN (a)(b)	4,450,000	4,450,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	200,000	200,000
(Rivereast Apts. Proj.) Series A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	25,850,000	25,850,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.37% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	7,265,000	7,265,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.39% 6/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,040,000	7,040,000
Series 2009 BB2, 0.4% 6/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,645,000	12,645,000
Series 2011 DD, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,400,000	8,400,000
Series 2013 AA-1, 0.36% 6/1/16 (Liquidity Facility PNC Bank NA), VRDN (a)	2,000,000	2,000,000
Series 2014 AA:
0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	27,700,000	27,700,000
0.38% 6/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	31,235,000	31,235,000
0.39% 6/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	61,600,000	61,600,000
Series 2014 BB1, 0.38% 6/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	22,600,000	22,600,000
Series 2015 BB, 0.37% 6/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	6,680,000	6,680,000
0.36% 6/1/16 (Liquidity Facility PNC Bank NA), VRDN (a)	16,700,000	16,700,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.39% 6/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	44,500,000	44,500,000
Series 2003 C1, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,700,000	4,700,000
Series 2003 C4, 0.38% 6/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	9,800,000	9,800,000
Series 2013 A5, 0.35% 6/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,800,000	1,800,000
Series 2013 A6, 0.35% 6/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,100,000	4,100,000
Series 2013 C4, 0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	61,015,000	61,015,000
Series 2014 D4, 0.36% 6/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,000,000	7,000,000
Series 2015 E4:
0.37% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,350,000	4,350,000
0.38% 6/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	12,660,000	12,660,000
Series 2016 A4, 0.38% 6/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	7,725,000	7,725,000
Series C, 0.38% 6/1/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	1,800,000	1,800,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 0.38% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	9,120,000	9,120,000
Series 2004 A, 0.38% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	12,600,000	12,600,000
(455 West 37th Street Hsg. Proj.) Series A, 0.38% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	51,960,000	51,960,000
(505 West 37th Street Proj.):
Series 2008 A, 0.4% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	12,700,000	12,700,000
Series 2009 A, 0.39% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000,000	1,000,000
Series 2009 B, 0.39% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	15,460,000	15,460,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.4% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	70,000,000	70,000,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	9,000,000	9,000,000
Series 2004 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	28,800,000	28,800,000
Series 2012 A, 0.42% 6/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	8,400,000	8,400,000
Series 2014 A, 0.37% 6/7/16, LOC Bank of New York, New York, VRDN (a)	4,810,000	4,810,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.38% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	42,640,000	42,640,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C2, 0.43% 6/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	19,000,000	19,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.39% 6/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,700,000	6,700,000
		1,024,730,000
North Carolina - 1.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	20,300,000	20,300,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	26,165,000	26,165,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.37% 6/7/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,000,000	5,000,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.43% 6/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	5,900,000	5,900,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.43% 6/7/16, LOC Branch Banking & Trust Co., VRDN (a)(b)	1,650,000	1,650,000
		59,015,000
Ohio - 0.1%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.37% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	5,670,000	5,670,000
Oregon - 0.1%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.45% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,600,000	2,600,000
Pennsylvania - 1.8%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.49% 6/7/16, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.38% 6/1/16, LOC Bank of Nova Scotia, VRDN (a)(b)	15,150,000	15,150,000
Chester County Intermediate Unit Rev. Series 2003, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	1,110,000	1,110,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.35% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.4% 6/1/16, LOC Bank of Nova Scotia, VRDN (a)(b)	14,250,000	14,250,000
Philadelphia Auth. for Indl. Dev. Rev. (NewCourtland Elder Svcs. Proj.) Series 2003, 0.36% 6/1/16, LOC PNC Bank NA, VRDN (a)	8,955,000	8,955,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,400,000	2,400,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.36% 6/1/16, LOC PNC Bank NA, VRDN (a)	21,600,000	21,600,000
		73,595,000
South Carolina - 1.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.4% 6/1/16, VRDN (a)	20,700,000	20,700,000
Series 1999 B, 0.42% 6/1/16, VRDN (a)(b)	7,700,000	7,700,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.):
Series 2009 A, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,200,000	4,200,000
Series 2009 D, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,465,000	8,465,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	3,365,000	3,365,000
		44,430,000
Tennessee - 6.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	7,525,000	7,525,000
Series 2003, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	32,075,000	32,075,000
Series 2004, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	10,270,000	10,270,000
Series 2005, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	18,175,000	18,175,000
Series 2008, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	56,405,000	56,405,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	6,695,000	6,695,000
Series 2002, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	22,085,000	22,085,000
Series 2004, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	32,265,000	32,265,000
Series 2006, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	67,255,000	67,255,000
		252,750,000
Texas - 7.8%
Austin Arpt. Sys. Rev. Series 2005 3, 0.43% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	19,865,000	19,865,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.4% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 A:
0.4% 6/1/16, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
0.4% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,100,000	5,100,000
(Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.44% 6/7/16, LOC PNC Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	13,080,000	13,080,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.36% 6/1/16, VRDN (a)(b)	29,050,000	29,050,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.) Series 2002, 0.35% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	19,500,000	19,500,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN(a)(b)	10,200,000	10,200,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.37% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	10,000,000	10,000,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.75% 6/7/16, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 0.37% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	87,055,000	87,055,000
Series 2006 B3, 0.37% 6/1/16, VRDN (a)(b)	2,100,000	2,100,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.5% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.53% 6/1/16, VRDN (a)	2,150,000	2,150,000
Series 2004, 0.69% 6/7/16, VRDN (a)(b)	16,700,000	16,700,000
Series 2009 C, 0.52% 6/1/16, VRDN (a)	4,400,000	4,400,000
Series 2010 B, 0.53% 6/1/16, VRDN (a)	2,500,000	2,500,000
Series 2010 C, 0.52% 6/1/16, VRDN (a)	2,500,000	2,500,000
Series 2010 D, 0.52% 6/1/16, VRDN (a)	3,425,000	3,425,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.42% 6/7/16, VRDN (a)(b)	1,000,000	1,000,000
Series 2002, 0.42% 6/7/16, VRDN (a)(b)	8,000,000	8,000,000
Series 2012, 0.43% 6/7/16 (Total SA Guaranteed), VRDN (a)	7,400,000	7,400,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.37% 6/1/16, LOC TD Banknorth, NA, VRDN (a)	23,740,000	23,740,000
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	3,445,000	3,445,000
Texas Gen. Oblig. Series 2015 B, 0.42% 6/7/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	30,000	30,000
		324,600,000
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.37% 6/7/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)	11,440,000	11,440,000
Virginia - 1.7%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.38% 6/1/16, LOC Bank of America NA, VRDN (a)	18,540,000	18,540,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 B, 0.36% 6/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	3,300,000	3,300,000
Series 1995, 0.35% 6/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1996 A, 0.35% 6/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 0.35% 6/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,300,000	9,300,000
Loudoun County Indl. Dev. Auth. Series 2013 A, 0.37% 6/7/16, VRDN (a)	19,430,000	19,430,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.35% 6/1/16, LOC Bank of New York, New York, VRDN (a)	1,075,000	1,075,000
		70,045,000
Washington - 0.7%
Vancouver Hsg. Auth. Rev. Series 2008, 0.37% 6/7/16, LOC Freddie Mac, VRDN (a)	24,105,000	24,105,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,700,000	2,700,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Ballard Landmark Inn Proj.) Series 2015 A, 0.42% 6/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,700,000	4,700,000
		31,505,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.71% 6/7/16, VRDN (a)(b)	3,200,000	3,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.7% 6/7/16, VRDN (a)(b)	2,500,000	2,500,000
		5,700,000
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 2012 B, 0.35% 6/1/16, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	4,600,000	4,600,000
Wyoming - 0.3%
Converse County Envir. Impt. Rev. Series 1995, 0.53% 6/7/16, VRDN (a)(b)	3,100,000	3,100,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.48% 6/7/16, VRDN (a)	1,500,000	1,500,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.4% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,700,000	4,700,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.48% 6/7/16, VRDN (a)	1,500,000	1,500,000
		10,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,953,116,230)		3,953,116,230

Tender Option Bond - 4.1%
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 XM0207, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,500,000	6,500,000
Alaska - 0.4%
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series Putters 4722, 0.42% 6/7/16 (Liquidity Facility Bank of America NA) (a)(c)	16,665,000	16,665,000
Arizona - 0.0%
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	310,000	310,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series BC 10 21W, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400,000	1,400,000
		1,710,000
California - 0.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,993,250	10,993,250
		13,028,250
Colorado - 0.3%
JPMorgan Chase Participating VRDN Series 5008, 0.4% 6/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,100,000	12,100,000
Florida - 0.0%
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,215,000	2,215,000
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series 16 XF0439, 0.43% 6/7/16 (Liquidity Facility Bank of America NA) (a)(c)	6,000,000	6,000,000
Series Putters 4007, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
		8,000,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.5% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275,000	7,275,000
Massachusetts - 0.0%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,335,000	1,335,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.58% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,700,000	1,700,000
New York - 0.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series BC 13 3WX, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	375,000	375,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 15 XF0080, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,865,000	5,865,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0002, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,180,000	5,180,000
Series ROC II R 11535, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
		12,560,000
North Carolina - 0.5%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.42% 6/7/16 (Liquidity Facility Bank of America NA) (a)(c)	11,680,000	11,680,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0095, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,090,000	3,090,000
Series MS 15 ZM0105, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,280,000	2,280,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series BC 10 31W, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000,000	2,000,000
Series RBC O 39, 0.42% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,365,000	3,365,000
		22,415,000
Oregon - 0.0%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.49% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,045,000	1,045,000
Texas - 1.1%
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series 15 XF008, 0.45% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,355,000	5,355,000
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Sewries 16 ZF0312, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,485,000	10,485,000
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.42% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 4719, 0.42% 6/7/16 (Liquidity Facility Bank of America NA) (a)(c)	14,400,000	14,400,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.44% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,040,000	2,040,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 ZF 0282, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
Texas Gen. Oblig. Participating VRDN Series MS 3390, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
		44,280,000
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.43% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700,000	2,700,000
Washington - 0.2%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.45% 6/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,400,000	2,400,000
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.43% 6/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	3,069,000	3,069,000
		7,669,000
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2015 ZF0216, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
TOTAL TENDER OPTION BOND
(Cost $172,697,250)		172,697,250

Other Municipal Security - 0.8%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	1,800,000	1,800,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 7/6/16, CP mode	700,000	700,000
0.86% tender 7/8/16, CP mode	1,400,000	1,400,000
Series 1993 A, 0.86% tender 7/7/16, CP mode	4,700,000	4,700,000
Series 1993 B, 0.85% tender 6/14/16, CP mode	2,900,000	2,900,000
		9,700,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A1, 0.9% tender 6/14/16, CP mode(b)	5,000,000	5,000,000
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (b)	990,000	990,000
Series 1990 A1, 0.9% tender 6/29/16, CP mode (b)	500,000	500,000
Series 1990 B, 0.85% tender 6/3/16, CP mode	3,300,000	3,300,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (b)	5,400,000	5,400,000
		15,190,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.83% tender 6/14/16, CP mode (b)	3,700,000	3,700,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1986, 0.78% tender 6/14/16, CP mode	900,000	900,000
		4,600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (b)	2,300,000	2,300,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $33,590,000)		33,590,000
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $4,159,403,480)		4,159,403,480
NET OTHER ASSETS (LIABILITIES) - 0.5%		19,373,158
NET ASSETS - 100%		$4,178,776,638

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,159,403,480)		$4,159,403,480
Cash		1,172
Receivable for securities sold on a delayed delivery basis		19,375,000
Interest receivable		1,317,943
Other receivables		14,367
Total assets		4,180,111,962
Liabilities
Distributions payable	$1,320,846
Other payables and accrued expenses	14,478
Total liabilities		1,335,324
Net Assets		$4,178,776,638
Net Assets consist of:
Paid in capital		$4,178,776,638
Net Assets, for 4,178,695,935 shares outstanding		$4,178,776,638
Net Asset Value, offering price and redemption price per share ($4,178,776,638 ÷ 4,178,695,935 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2016
Investment Income
Interest		$4,268,874
Expenses
Custodian fees and expenses	$36,151
Independent trustees' fees and expenses	20,936
Total expenses before reductions	57,087
Expense reductions	(47,973)	9,114
Net investment income (loss)		4,259,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		228,915
Total net realized gain (loss)		228,915
Net increase in net assets resulting from operations		$4,488,675

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2016	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,259,760	$2,478,649
Net realized gain (loss)	228,915	126,572
Net increase in net assets resulting from operations	4,488,675	2,605,221
Distributions to shareholders from net investment income	(4,259,579)	(2,478,777)
Distributions to shareholders from net realized gain	(1,175,653)	–
Total distributions	(5,435,232)	(2,478,777)
Affiliated share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	4,341,073,000	7,784,971,000
Cost of shares redeemed	(4,764,908,000)	(8,838,753,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(423,835,000)	(1,053,782,000)
Total increase (decrease) in net assets	(424,781,557)	(1,053,655,556)
Net Assets
Beginning of period	4,603,558,195	5,657,213,751
End of period	$4,178,776,638	$4,603,558,195

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Cash Central Fund

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.001	.002	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.001	.001	.002	.001
Distributions from net investment income	(.001)	(.001)	(.001)	(.002)	(.001)
Distributions from net realized gain	–A	–	–	–A	–
Total distributions	(.001)	(.001)	(.001)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.12%	.05%	.07%	.17%	.14%
Ratios to Average Net AssetsC
Expenses before reductionsD	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyD	-%	-%	-%	-%	-%
Expenses net of all reductionsD	-%	-%	-%	-%	-%
Net investment income (loss)	.09%	.05%	.07%	.17%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$4,178,777	$4,603,558	$5,657,214	$4,529,568	$3,863,628

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2016

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$4,159,403,480

The tax character of distributions paid was as follows:

	May 31, 2016	May 31, 2015
Tax-exempt Income	4,259,579	2,478,777
Long-term Capital Gains	1,175,653	–
Total	$5,435,232	$ 2,478,777

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $20,936.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. . During the period, these credits reduced the Fund's custody expenses by $27,037.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Cash Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 13, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Murray oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), and Vice President of Finance and Administration for Michigan State University (1998-1999). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.0008%	$1,000.00	$1,001.00	$-
Hypothetical-C		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2016, $228,829, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2016, 100% of the fund's income dividends was free from federal income tax, and 40.36% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
John Engler
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Albert R. Gamper, Jr.
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Robert F. Gartland
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Abigail P. Johnson
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Arthur E. Johnson
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Michael E. Kenneally
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
James H. Keyes
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Marie L. Knowles
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Geoffrey A. Von Kuhn
Affirmative	56,897,878,201.00	100.000
Withheld	0.00	0.000
TOTAL	56,897,878,201.00	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCC-ANN-0716
1.743117.116

Item 2.

Code of Ethics

As of the end of the period, May 31, 2016, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,000	$-	$5,500	$800

May 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$26,000	$-	$5,000	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the “Funds”):

Services Billed by PwC

May 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$42,000	$-	$2,200	$1,000
Fidelity Municipal Cash Central Fund	$36,000	$-	$2,200	$800
Fidelity Securities Lending Cash Central Fund	$42,000	$-	$2,200	$1,000

May 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$39,000	$-	$2,200	$200
Fidelity Municipal Cash Central Fund	$33,000	$-	$2,200	$200
Fidelity Securities Lending Cash Central Fund	$39,000	$-	$2,200	$200

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2016A	May 31, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$220,000

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2016A	May 31, 2015A
Audit-Related Fees	$5,695,000	$5,900,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2016 A	May 31, 2015 A
PwC	$6,080,000	$8,075,000
Deloitte Entities	$85,000	$1,310,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 26, 2016